Restatement of Previously Issued Financial Statements (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	May 17, 2020	Dec. 31, 2020
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Share of warrants exercised (in Shares)		371,535
Accounts receivable due from investors (in Dollars)		$ 4.3
Minimum [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Diluted net loss per share	$ (0.35)
Maximum [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Diluted net loss per share	$ 2.93